Trade Receivables and Contract Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 5,961	€ 6,544	€ 7,696
Contract assets	103,417	62,133
Contract assets gross	235,794	138,854
Invoices issued to customers as advances	132,377	76,721
IFRS 9
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 5,961	€ 6,544
Bottom of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	60 days
Top of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	90 days